Concentration and Risk	12 Months Ended
Dec. 31, 2018
Concentration and Risk
Concentration and Risk

3. Concentration and Risk

Concentration of customers and suppliers

There are no customers or suppliers from whom revenue or purchases individually represent greater than 10% of the total revenues or the total purchases of the Group for the years ended December 31, 2016, 2017 and 2018.

Concentration of credit risk

Assets that potentially subject the Group to significant concentrations of credit risk primarily consist of cash, restricted cash and accounts receivable. As of December 31, 2017 and 2018, substantial all of the Group’s cash and restricted cash were held by reputable financial institutions located in the PRC and Hong Kong which management believes are of high credit quality and financially sound based on public available information.

The majority of the customers are required to pay in full before or upon taking delivery of the merchandise either through the online payment processing financial institutions or companies or the Group’s appointed cash collection delivery companies. To a lesser extent, a portion of the customers pay by installments within a period from 3 to 12 months. Accounts receivable are receivables from the customers and installment receivable from end customers. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on these collection agents and customers and its ongoing monitoring process of their outstanding balances. Although accounts receivable are generally unsecured, the Group considers the credit risk of accounts receivable is low.

Currency risk

The Group’s operational transactions and its assets and liabilities are primarily denominated in RMB, which is not freely convertible into foreign currencies. The Group’s cash denominated in RMB are subject to such government controls and amounted to RMB166,076 and RMB526,009 as of December 31, 2017 and 2018. The value of the RMB is subject to changes in the central government policies and international economic and political developments that affect the supply and demand of RMB in the foreign exchange market. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the ''PBOC''). Remittances from China in currencies other than RMB by the Group must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to effect the remittance.

Interest rate risk

The Group’s short-term borrowings and long-term borrowing bear interests at fixed rates. If the Group were to renew these loans, the Group might be subject to interest rate risk.